Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover page.
Entity Registrant Name	TENGASCO INC
Entity Central Index Key	0001001614
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Type	S-4/A
Amendment Flag	false